SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details)	12 Months Ended
Dec. 31, 2022
CMC Exploration Assets
Disclosure of detailed information about business combination [line items]
Percentage of ownership in joint venture	50.00%